Share Based Compensations - Schedule of Fair Value of Options Granted (Details)	6 Months Ended
Jun. 30, 2025 $ / shares
Schedule of Fair Value of Options Granted [Abstract]
Risk-free interest rate (a)	3.88%
Expected option term (years) (b)	3 years 10 months 17 days
Expected share price volatility (c)	56.10%
Dividend yield (d)
Weighted average grant date fair value (in Dollars per share)	$ 1.705